Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Cash	$ 17.1	$ 17.3	$ 289.9
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Undrawn borrowing facilities	1,450.0
Accounts payable and accrued liabilities	493.5	634.9
Dividends payable	70.7	56.8
Derivative liabilities	15.2	3.2
Senior notes	1,870.7	846.3
Bank debt	1,144.4	3,355.1
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	493.5	634.9
Dividends payable	70.7	56.8
Derivative liabilities	7.2	0.0
Senior notes	534.0	342.8
Bank debt	59.7	236.3
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	8.0	3.2
Senior notes	134.8	476.5
Bank debt	113.2	3,118.8
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.0
Senior notes	640.5	27.0
Bank debt	971.5	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Dividends payable	0.0	0.0
Derivative liabilities	0.0	0.0
Senior notes	561.4	0.0
Bank debt	$ 0.0	$ 0.0